FLIGHT EQUIPMENT HELD FOR OPERATING LEASE, Contracted Future Minimum Rental Payments Due Under Non-Cancellable Operating Leases (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
FLIGHT EQUIPMENT HELD FOR OPERATING LEASE [Abstract]
Weighted average remaining lease term	6 years 7 months 6 days	5 years 4 months 24 days
Contracted Future Minimum Rental Payments Due [Abstract]
2016	$ 281,051
2017	262,705
2018	229,243
2019	191,089
2020	168,381
Thereafter	602,852
Future minimum rental payments under operating leases	$ 1,735,321